Derivative Financial Instruments - Classifications and Hedging Relationships (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	$ 365,959	$ 333,012
Derivative Asset, Fair Value, Gross	2,828	2,453
Derivative Liability, Fair Value, Gross	(4,682)	(4,749)
Derivative Asset [Abstract]
Amounts subject to master netting arrangements and exchange traded derivatives	(1,268)	(1,223)
Cash collateral (received) posted for amounts subject to master netting arrangements	(609)	(546)
Net Amount in Consolidated Balance Sheets	951	684
Derivative Liability [Abstract]
Amounts subject to master netting arrangements and exchange traded derivatives	1,268	1,223
Cash collateral (received) posted for amounts subject to master netting arrangements	$ 817	555
Net amount	Other assets (including $1,311 and $1,582 at fair value, respectively)
Net amount	$ (2,597)	(2,971)
Cash flow hedges | Interest rate contracts | Swap | Commercial loans
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	17,673	16,650
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	0
Fair value hedges | Interest rate contracts
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	38,446	23,490
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	(68)
Fair value hedges | Interest rate contracts | Swap | Long-term debt
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	14,268	16,393
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	(68)
Fair value hedges | Interest rate contracts | Swap | AFS securities
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	24,178	7,097
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	0
Not designated as hedges
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	309,840	292,872
Derivative Asset, Fair Value, Gross	2,828	2,453
Derivative Liability, Fair Value, Gross	(4,682)	(4,681)
Not designated as hedges | Client-related and other risk management
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	274,326	257,003
Derivative Asset, Fair Value, Gross	2,725	2,293
Derivative Liability, Fair Value, Gross	(4,545)	(4,592)
Not designated as hedges | Client-related and other risk management | Interest rate contracts | Swap
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	154,692	155,670
Derivative Asset, Fair Value, Gross	637	579
Derivative Liability, Fair Value, Gross	(1,926)	(2,665)
Not designated as hedges | Client-related and other risk management | Interest rate contracts | Options
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	34,593	29,840
Derivative Asset, Fair Value, Gross	114	172
Derivative Liability, Fair Value, Gross	(106)	(192)
Not designated as hedges | Client-related and other risk management | Interest rate contracts | Forward commitments
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	178	1,495
Derivative Asset, Fair Value, Gross	0	8
Derivative Liability, Fair Value, Gross	(11)	(2)
Not designated as hedges | Client-related and other risk management | Interest rate contracts | Other
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	3,033	3,823
Derivative Asset, Fair Value, Gross	0	1
Derivative Liability, Fair Value, Gross	0	0
Not designated as hedges | Client-related and other risk management | Equity contracts
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	39,561	33,185
Derivative Asset, Fair Value, Gross	1,164	644
Derivative Liability, Fair Value, Gross	(1,733)	(901)
Not designated as hedges | Client-related and other risk management | Credit Contract | Trading assets
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	100	140
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	0
Not designated as hedges | Client-related and other risk management | Credit Contract | Loans and leases
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	225	394
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	0
Not designated as hedges | Client-related and other risk management | Credit Contract | Risk participation agreements
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	7,499	6,824
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	(3)	(3)
Not designated as hedges | Client-related and other risk management | Credit Contract | Total Return Swap
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	1,598	1,729
Derivative Asset, Fair Value, Gross	41	81
Derivative Liability, Fair Value, Gross	(7)	(2)
Not designated as hedges | Client-related and other risk management | Foreign exchange contracts
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	24,480	19,022
Derivative Asset, Fair Value, Gross	256	364
Derivative Liability, Fair Value, Gross	(256)	(380)
Not designated as hedges | Client-related and other risk management | Commodity Contract
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	8,367	4,881
Derivative Asset, Fair Value, Gross	513	444
Derivative Liability, Fair Value, Gross	(503)	(447)
Not designated as hedges | Mortgage banking | Interest rate contracts
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	2,783	3,382
Derivative Asset, Fair Value, Gross	20	27
Derivative Liability, Fair Value, Gross	(27)	(23)
Not designated as hedges | Mortgage banking | Interest rate contracts | Swap
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	105	115
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	0
Not designated as hedges | Mortgage banking | Interest rate contracts | Options
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	400	400	[1]
Derivative Asset, Fair Value, Gross	3	1	[1]
Derivative Liability, Fair Value, Gross	0	0	[1]
Not designated as hedges | Mortgage banking | Interest rate contracts | Other
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	94	140
Derivative Asset, Fair Value, Gross	0	1
Derivative Liability, Fair Value, Gross	0	0
Not designated as hedges | Mortgage banking | Interest rate contracts | Interest rate lock commitments
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	746	999
Derivative Asset, Fair Value, Gross	5	1
Derivative Liability, Fair Value, Gross	(10)	(17)
Not designated as hedges | Mortgage banking | Interest rate contracts | When issued securities, forward rate agreements and forward commitments(1)
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	1,438	1,728	[1]
Derivative Asset, Fair Value, Gross	12	24	[1]
Derivative Liability, Fair Value, Gross	(17)	(6)	[1]
Not designated as hedges | Loan Servicing Rights | Interest rate contracts
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	32,731	32,487
Derivative Asset, Fair Value, Gross	83	133
Derivative Liability, Fair Value, Gross	(110)	(66)
Not designated as hedges | Loan Servicing Rights | Interest rate contracts | Swap
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	15,252	14,566
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	0	0
Not designated as hedges | Loan Servicing Rights | Interest rate contracts | Options
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	14,854	15,505	[1]
Derivative Asset, Fair Value, Gross	75	125	[1]
Derivative Liability, Fair Value, Gross	(109)	(48)	[1]
Not designated as hedges | Loan Servicing Rights | Interest rate contracts | Other
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	1,692	1,532
Derivative Asset, Fair Value, Gross	0	0
Derivative Liability, Fair Value, Gross	(1)	(3)
Not designated as hedges | Loan Servicing Rights | Interest rate contracts | When issued securities, forward rate agreements and forward commitments(1)
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Notional Amount	933	884	[1]
Derivative Asset, Fair Value, Gross	8	8	[1]
Derivative Liability, Fair Value, Gross	$ 0	$ (15)	[1]

[1]	In 2023, Truist reclassified TBA MBS options into the options line item. Prior periods were reclassified to conform to the current presentation.